John M. McCann, Esq.

Director, Associate General Counsel

Advocacy & Oversight

8500 Andrew Carnegie Boulevard

Mail Stop C2-07

Charlotte, NC 28262

Tel.: 704.988.6543

Fax: 704.988.1615

jmccann@tiaa-cref.org

June 27, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 76 to the above-captioned registration statement on Form N-1A (“Amendment No. 76”), including exhibits. The main purpose of Amendment No. 76 is to make the initial 485(a) filing needed to launch three new series, the Emerging Markets Debt Fund, the Lifecycle 2060 Fund and the Lifecycle Index 2060 Fund.

If you have any questions regarding this filing, please do not hesitate to call me at 704.988.6543.

Sincerely,

/s/John M. McCann
John M. McCann